Equity settled share-based transactions - Fair value of share options and assumptions (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) yr	Dec. 31, 2020 USD ($) yr $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price		$ 0.01
Expected dividends		0.00%
Likelihood of achieving a liquidity event		70
Equity-settled share-based payment expenses | $	$ 532,752	$ 704,358
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at measurement date		$ 4.11
Share price		$ 4.12
Expected volatility		51.97%
Expected option life | yr	1.5
Risk-free interest rate (based on 5year HKSAR government bonds)		0.09%
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at measurement date		$ 5.49
Share price		$ 5.5
Expected volatility		88.74%
Expected option life | yr		2
Risk-free interest rate (based on 5year HKSAR government bonds)		0.805%